Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following:

	December 31,
(In thousands)	2015	2014
Land	$229,857	$229,684
Buildings and improvements	2,539,578	2,534,618
Furniture and equipment	1,152,277	1,079,878
Riverboats and barges	238,743	239,669
Construction in progress	42,497	35,675
Other	7,404	11,502
Total property and equipment	4,210,356	4,131,026
Less accumulated depreciation	1,985,014	1,844,918
Property and equipment, net	$2,225,342	$2,286,108

Construction in progress primarily relates to costs capitalized in conjunction with major improvements that have not yet been placed into service, and accordingly, such costs are not currently being depreciated. Other property and equipment relates to the estimated net realizable value of construction materials inventory that was not disposed of with the sale of the Echelon project. Such assets are not in service and are not currently being depreciated.

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $179.9 million, $174.8 million and $171.6 million, respectively.